JPMorgan SmartRetirement 2060 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement 2060 Fund | Class R2
Prospectus [Line Items]
Annual Return [Percent]	17.25%	13.93%	19.33%	(18.69%)	16.81%	14.58%	24.14%	(10.21%)	21.22%